Segmental reporting (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of operating segments [line items]
Gold income	$ 1,911	$ 1,917	$ 4,322
By-product revenue	54	46	105
Cost of sales	1,400	1,290	2,699
Gross profit (loss)	565	658	1,709
Capital expenditure	429	327	736
Assets	7,665	7,874	7,672
Discontinued operations - South Africa
Disclosure of operating segments [line items]
Gold income	0	234	408
By-product revenue	0	0	1
Cost of sales	0	174	287
Gross profit (loss)	0	19	83
Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Gold income	1,911	2,151	4,730
By-product revenue	54	46	106
Cost of sales	1,400	1,464	2,986
Gross profit (loss)	565	677	1,792
Amortisation	213	277	570
Operating segments
Disclosure of operating segments [line items]
Gold income	2,233	2,220	4,969
By-product revenue	55	47	106
Cost of sales	1,578	1,454	3,039
Gross profit (loss)	710	798	2,017
Amortisation	262	328	674
Capital expenditure	461	346	757
Operating segments | Discontinued operations - South Africa
Disclosure of operating segments [line items]
Capital expenditure	0	20	35
Operating segments | Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Capital expenditure	461	366	792
Africa
Disclosure of operating segments [line items]
Assets	4,131	3,793	3,956
Africa | Operating segments
Disclosure of operating segments [line items]
Gold income	1,360	1,265	2,769
By-product revenue	3	2	4
Cost of sales	869	745	1,572
Gross profit (loss)	493	522	1,201
Amortisation	126	186	349
Capital expenditure	226	189	397
Australia
Disclosure of operating segments [line items]
Assets	1,048	945	1,044
Australia | Operating segments
Disclosure of operating segments [line items]
Gold income	398	437	989
By-product revenue	2	1	3
Cost of sales	346	331	705
Gross profit (loss)	53	107	286
Amortisation	63	70	160
Capital expenditure	101	58	143
Americas
Disclosure of operating segments [line items]
Assets	1,657	1,558	1,626
Americas | Operating segments
Disclosure of operating segments [line items]
Gold income	475	518	1,211
By-product revenue	50	44	99
Cost of sales	364	387	764
Gross profit (loss)	162	168	532
Amortisation	72	71	163
Capital expenditure	134	99	217
Equity-accounted joint ventures included above | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Gold income	322	303	647
By-product revenue	1	1	1
Cost of sales	178	164	340
Gross profit (loss)	145	140	308
Amortisation	49	51	104
Capital expenditure	32	39	56
Corporate and other
Disclosure of operating segments [line items]
Assets	829	956	1,046
Corporate and other | Operating segments
Disclosure of operating segments [line items]
Cost of sales	1	9	2
Gross profit (loss)	2	1	(2)
Amortisation	1	1	2
South Africa
Disclosure of operating segments [line items]
Assets	$ 0	$ 622	$ 0